EQUIPMENT	12 Months Ended
Dec. 31, 2020
EQUIPMENT
EQUIPMENT

8.EQUIPMENT

The following table summarizes information for the year ended December 31, 2020:

	Cost
		Changes	Effect of
		during	exchange
	Begin of	the	rate	End of
	year	year	changes	year
Machinery and equipment	$324	$53	$(5)	$372
Office equipment	36	20	—	56
Computers and software	150	160	10	320
Other equipment	—	19	1	20
Vehicles	21	35	3	59
Right of use assets buildings	89	117	8	214
Right of use assets vehicles	—	116	8	124
Total	$620	$520	$25	$1,165

	Accumulated depreciation
		Changes
		during	Effect of
	Begin of	the	exchange	End of
	year	year	rate changes	year
Machinery and equipment	$205	$25	$4	$234
Office equipment	15	3	—	18
Computers and software	96	30	7	133
Other equipment	—	1	—	1
Vehicles	2	8	1	11
Right of use assets buildings	18	36	1	55
Right of use assets vehicles	—	3	—	3
Total	$336	$106	$13	$455

	Net book value
	Begin of	End of
	year	year
Machinery and equipment	$119	$138
Office equipment	21	38
Computers and software	54	187
Other equipment	—	19
Vehicles	19	48
Right of use assets buildings	71	159
Right of use assets vehicles	—	121
Total	$284	$710

The following table summarizes information for the year ended December 31, 2019:

	Cost
		Changes	Effect of
		during	exchange
	Begin of	the	rate	End of
	year	year	changes	year
Machinery and equipment	$311	$3	$10	$324
Office equipment	32	4	—	36
Computers and software	135	8	7	150
Vehicles	21	—	—	21
Buildings – leases	—	87	2	89
Total	$499	$102	$19	$620

	Accumulated depreciation
		Changes
		during	Effect of
	Begin of	the	exchange	End of
	year	year	rate changes	year
Machinery and equipment	$150	$49	$6	$205
Office equipment	12	3	—	15
Computers and software	73	17	6	96
Vehicles	12	(10)	—	2
Buildings – leases	—	18	—	18
Total	$247	$77	$12	$336

	Net book value
	Begin of	End of
	year	year
Machinery and equipment	$161	$119
Office equipment	20	21
Computers and software	62	54
Vehicles	9	19
Buildings – leases	—	71
Total	$252	$284